Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Purchased Loans (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Credit Loss [Abstract]
Purchase price	¥ 1,031	¥ 1,537	¥ 1,281	¥ 1,940
Allowance for credit losses at acquisition date	7,261	2,067	7,580	2,095
Discount or premium attributable to other factors	100	208	125	226
Par value	¥ 8,392	¥ 3,812	¥ 8,986	¥ 4,261